Schedule III - Summary of Company's Real Estate Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gross real estate assets:
Balance at the beginning of the year	$ 2,837,442	$ 2,772,308
Capital expenditures on new advertising displays	46,871	53,832
Capital expenditures on improvements/redevelopments of existing advertising displays	14,412	12,961
Capital expenditures other recurring	34,336	25,870
Land acquisitions	13,851	4,701
Acquisition of advertising displays	13,781	6,021
Assets sold or written-off	(101,912)	(37,005)
Foreign exchange	(2,538)	(1,246)
Balance at the end of the year	2,856,243	2,837,442
Accumulated depreciation:
Balance at the beginning of the year	1,903,434	1,799,325
Depreciation	100,005	135,679
Assets sold or written-off	(91,218)	(30,994)
Foreign exchange	(1,361)	(576)
Balance at the end of the year	1,910,860	1,903,434
LAMAR MEDIA CORP [Member]
Gross real estate assets:
Balance at the beginning of the year	2,837,442	2,772,308
Capital expenditures on new advertising displays	46,871	53,832
Capital expenditures on improvements/redevelopments of existing advertising displays	14,412	12,961
Capital expenditures other recurring	34,336	25,870
Land acquisitions	13,851	4,701
Acquisition of advertising displays	13,781	6,021
Assets sold or written-off	(101,912)	(37,005)
Foreign exchange	(2,538)	(1,246)
Balance at the end of the year	2,856,243	2,837,442
Accumulated depreciation:
Balance at the beginning of the year	1,903,434	1,799,325
Depreciation	100,005	135,679
Assets sold or written-off	(91,218)	(30,994)
Foreign exchange	(1,361)	(576)
Balance at the end of the year	$ 1,910,860	$ 1,903,434